UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

November 30, 2011

1.824030.106

SHI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.8%
	Principal Amount	Value
Aerospace - 1.7%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 1,525,000	$ 1,620,313
8.5% 7/1/18	2,255,000	2,435,400
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (a)	3,260,000	3,162,200
		7,217,913
Air Transportation - 2.9%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	719,426	733,814
6.75% 9/15/15 (a)	2,535,000	2,515,988
Continental Airlines, Inc. 9.25% 5/10/17	339,481	349,666
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	627,900
6.75% 11/23/15	690,000	634,800
8.021% 8/10/22	2,495,314	2,383,025
8.954% 8/10/14	371,821	364,384
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,307,745	1,268,513
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,233,956	1,110,560
9.75% 1/15/17	1,658,623	1,791,313
12% 1/15/16 (a)	268,970	281,396
		12,061,359
Automotive - 8.1%
Dana Holding Corp.:
6.5% 2/15/19	4,350,000	4,219,500
6.75% 2/15/21	1,035,000	1,003,950
Delphi Corp.:
5.875% 5/15/19 (a)	4,170,000	4,170,000
6.125% 5/15/21 (a)	3,330,000	3,330,000
Ford Motor Co. 7.45% 7/16/31	2,485,000	2,913,663
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,730,000	2,675,916
5% 5/15/18	2,305,000	2,265,126
5.625% 9/15/15	1,310,000	1,349,300
5.875% 8/2/21	1,305,000	1,333,330
6.625% 8/15/17	5,835,000	6,243,450
7% 4/15/15	1,630,000	1,744,100
8% 12/15/16	2,350,000	2,641,546
		33,889,881
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - 1.8%
Building Materials Corp. of America:
6.75% 5/1/21 (a)	$ 2,690,000	$ 2,676,550
6.875% 8/15/18 (a)	4,960,000	5,009,600
		7,686,150
Cable TV - 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,555,000	2,462,381
7% 1/15/19	3,695,000	3,713,475
7.25% 10/30/17	1,195,000	1,221,888
CSC Holdings LLC:
6.75% 11/15/21 (a)	1,070,000	1,067,325
8.625% 2/15/19	2,185,000	2,436,275
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (a)	3,195,000	3,306,825
UPCB Finance III Ltd. 6.625% 7/1/20 (a)	3,235,000	3,089,425
		17,297,594
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (a)	1,575,000	1,645,875
Griffon Corp. 7.125% 4/1/18	1,765,000	1,694,400
SPX Corp. 6.875% 9/1/17	1,205,000	1,253,200
		4,593,475
Chemicals - 0.7%
Celanese US Holdings LLC 6.625% 10/15/18	1,655,000	1,746,025
Lyondell Chemical Co. 8% 11/1/17	676,000	735,150
LyondellBasell Industries NV 6% 11/15/21 (a)	330,000	335,775
		2,816,950
Containers - 1.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (a)	1,795,000	1,821,925
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (a)	2,430,000	2,442,150
Sealed Air Corp.:
8.125% 9/15/19 (a)	1,450,000	1,522,500
8.375% 9/15/21 (a)	770,000	818,125
		6,604,700
Diversified Financial Services - 10.2%
Aircastle Ltd. 9.75% 8/1/18	2,735,000	2,858,075
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	10,005,000	10,317,640
8% 1/15/18	5,680,000	5,793,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	$ 460,000	$ 302,450
International Lease Finance Corp.:
5.65% 6/1/14	4,040,000	3,797,600
5.75% 5/15/16	560,000	504,000
6.25% 5/15/19	1,815,000	1,613,147
6.75% 9/1/16 (a)	745,000	754,313
7.125% 9/1/18 (a)	1,560,000	1,583,400
8.625% 9/15/15	5,280,000	5,240,400
8.75% 3/15/17	4,135,000	4,155,675
8.875% 9/1/17	1,820,000	1,838,200
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	1,545,000	1,653,150
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (a)	1,995,000	2,059,838
		42,471,488
Electric Utilities - 9.3%
Atlantic Power Corp. 9% 11/15/18 (a)	955,000	945,450
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	4,140,000	4,398,750
InterGen NV 9% 6/30/17 (a)	4,290,000	4,461,600
IPALCO Enterprises, Inc.:
5% 5/1/18 (a)	1,280,000	1,229,056
7.25% 4/1/16 (a)	2,175,000	2,283,750
Mirant Americas Generation LLC 8.5% 10/1/21	245,000	222,950
NSG Holdings II, LLC 7.75% 12/15/25 (a)	7,860,000	7,781,400
NV Energy, Inc. 6.25% 11/15/20	1,855,000	1,901,375
Otter Tail Corp. 9% 12/15/16	1,300,000	1,397,500
Puget Energy, Inc. 6.5% 12/15/20	3,290,000	3,429,825
The AES Corp.:
7.375% 7/1/21 (a)	4,070,000	4,242,975
7.75% 10/15/15	3,020,000	3,201,200
8% 10/15/17	1,710,000	1,825,425
9.75% 4/15/16	1,305,000	1,474,650
		38,795,906
Energy - 14.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	730,000	708,100
6.5% 5/20/21	740,000	717,800
Chesapeake Energy Corp.:
6.125% 2/15/21	460,000	460,000
6.875% 11/15/20	4,315,000	4,530,750
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (a)	240,000	232,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (a)	$ 595,000	$ 595,000
Denbury Resources, Inc. 6.375% 8/15/21	3,055,000	3,070,275
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (a)	2,295,000	2,381,063
Energy Transfer Equity LP 7.5% 10/15/20	2,960,000	3,063,600
Exterran Holdings, Inc. 7.25% 12/1/18 (a)	5,445,000	5,227,200
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,971,000	2,577,343
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (a)	1,800,000	1,818,000
Frontier Oil Corp.:
6.875% 11/15/18	3,625,000	3,625,000
8.5% 9/15/16	3,320,000	3,477,700
Hornbeck Offshore Services, Inc. 8% 9/1/17	930,000	948,600
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	330,000	316,800
7% 10/1/18	1,855,000	1,817,900
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	3,085,000	3,100,425
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,005,000	1,017,563
Oil States International, Inc. 6.5% 6/1/19	2,185,000	2,168,613
Pan American Energy LLC 7.875% 5/7/21 (a)	2,840,000	2,840,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (a)	1,065,000	1,059,675
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,025,000	4,467,750
7.5% 1/15/20	1,255,000	1,462,075
Precision Drilling Corp.:
6.5% 12/15/21 (a)	100,000	100,000
6.625% 11/15/20	3,830,000	3,868,300
SESI LLC 7.125% 12/15/21 (a)(c)	1,790,000	1,834,750
WPX Energy, Inc.:
5.25% 1/15/17 (a)	465,000	456,863
6% 1/15/22 (a)	730,000	724,525
		58,668,470
Environmental - 2.0%
Covanta Holding Corp. 7.25% 12/1/20	8,090,000	8,276,256
Food & Drug Retail - 0.6%
Albertsons, Inc.:
7.45% 8/1/29	2,495,000	1,914,913
8% 5/1/31	885,000	710,213
		2,625,126
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 1.2%
Scientific Games Corp. 7.875% 6/15/16 (a)	$ 1,640,000	$ 1,668,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	3,285,000	3,539,588
		5,208,288
Healthcare - 6.4%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (a)	3,515,000	3,594,088
7.25% 1/15/22 (a)	525,000	536,813
HCA, Inc.:
6.5% 2/15/20	1,435,000	1,431,413
7.25% 9/15/20	70,000	70,875
8.5% 4/15/19	1,290,000	1,367,400
9.875% 2/15/17	172,000	185,760
Mylan, Inc.:
6% 11/15/18 (a)	510,000	511,275
7.625% 7/15/17 (a)	660,000	727,650
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	575,000	562,063
7% 1/15/16	4,130,000	4,202,275
7.5% 2/15/20	645,000	670,800
Senior Housing Properties Trust 6.75% 4/15/20	3,490,000	3,711,639
Tenet Healthcare Corp. 6.25% 11/1/18 (a)	780,000	764,400
Valeant Pharmaceuticals International:
6.5% 7/15/16 (a)	3,150,000	3,071,250
6.75% 8/15/21 (a)	460,000	424,350
6.875% 12/1/18 (a)	4,790,000	4,646,300
7% 10/1/20 (a)	130,000	123,500
		26,601,851
Homebuilders/Real Estate - 1.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,540,000	3,566,550
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,635,000	1,626,825
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	855,000	835,763
		6,029,138
Hotels - 0.4%
Host Hotels & Resorts LP:
5.875% 6/15/19 (a)	750,000	755,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - continued
Host Hotels & Resorts LP: - continued
6% 10/1/21 (a)	$ 390,000	$ 392,925
9% 5/15/17	485,000	533,500
		1,682,050
Leisure - 2.6%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,770,000	2,943,125
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	526,850
yankee:
7.25% 6/15/16	5,305,000	5,729,400
7.5% 10/15/27	1,575,000	1,543,500
		10,742,875
Metals/Mining - 1.9%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (a)	1,250,000	1,268,750
CONSOL Energy, Inc.:
8% 4/1/17	2,575,000	2,755,250
8.25% 4/1/20	1,305,000	1,409,400
Peabody Energy Corp. 6% 11/15/18 (a)	710,000	704,675
Vedanta Resources PLC:
6.75% 6/7/16 (a)	1,815,000	1,533,675
8.25% 6/7/21 (a)	515,000	412,000
		8,083,750
Services - 0.9%
Audatex North America, Inc. 6.75% 6/15/18 (a)	480,000	484,800
FTI Consulting, Inc.:
6.75% 10/1/20	1,610,000	1,622,075
7.75% 10/1/16	1,475,000	1,530,313
		3,637,188
Shipping - 1.1%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,280,000	3,050,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	525,000	307,125
8.125% 3/30/18	1,125,000	798,750
Teekay Corp. 8.5% 1/15/20	395,000	376,238
		4,532,513
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - 1.5%
Steel Dynamics, Inc.:
6.75% 4/1/15	$ 3,100,000	$ 3,115,500
7.625% 3/15/20	2,935,000	2,993,700
		6,109,200
Super Retail - 2.4%
AutoNation, Inc. 6.75% 4/15/18	490,000	505,925
Sally Holdings LLC 6.875% 11/15/19 (a)	345,000	348,899
Sears Holdings Corp. 6.625% 10/15/18	2,000,000	1,545,000
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	7,065,000	7,212,659
Toys 'R' Us, Inc. 7.375% 9/1/16 (a)	550,000	536,250
		10,148,733
Technology - 3.2%
Advanced Micro Devices, Inc. 7.75% 8/1/20	3,420,000	3,407,004
Amkor Technology, Inc.:
6.625% 6/1/21	855,000	784,463
7.375% 5/1/18	4,160,000	4,139,200
Jabil Circuit, Inc. 5.625% 12/15/20	1,640,000	1,623,600
Seagate HDD Cayman:
6.875% 5/1/20	695,000	696,738
7% 11/1/21 (a)	320,000	320,000
7.75% 12/15/18 (a)	855,000	882,788
Seagate Technology HDD Holdings 6.8% 10/1/16	1,300,000	1,339,000
		13,192,793
Telecommunications - 8.6%
Equinix, Inc.:
7% 7/15/21	920,000	929,200
8.125% 3/1/18	4,060,000	4,344,200
Frontier Communications Corp. 8.125% 10/1/18	1,050,000	1,002,750
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	846,375
6.875% 10/31/13	5,360,000	5,226,000
7.375% 8/1/15	5,890,000	5,183,200
Qwest Communications International, Inc.:
7.125% 4/1/18	1,220,000	1,241,350
8% 10/1/15	2,330,000	2,487,275
Sprint Capital Corp. 8.75% 3/15/32	265,000	206,038
Sprint Nextel Corp.:
6% 12/1/16	3,603,000	2,873,393
9% 11/15/18 (a)	500,000	505,600
U.S. West Communications 7.5% 6/15/23	2,500,000	2,462,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
VimpelCom Holdings BV:
4.3652% 6/29/14 (a)(b)	$ 1,820,000	$ 1,747,200
6.2546% 3/1/17 (a)	3,280,000	2,952,000
7.5043% 3/1/22 (a)	2,115,000	1,840,050
Wind Acquisition Finance SA:
7.25% 2/15/18 (a)	2,040,000	1,779,900
11.75% 7/15/17 (a)	165,000	142,313
		35,769,344
TOTAL NONCONVERTIBLE BONDS (Cost $370,637,777)		374,742,991
Floating Rate Loans - 4.8%

Automotive - 2.1%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (b)	2,089,763	1,927,806
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (b)	4,800,477	4,440,442
Tranche C, term loan 2.1875% 12/27/15 (b)	2,663,149	2,463,413
		8,831,661
Cable TV - 0.1%
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (b)	595,000	583,100
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (b)	1,401,488	1,387,473
Chemicals - 0.3%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (b)	1,270,000	1,273,175
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (b)	1,027,238	965,603
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (b)	716,400	689,535
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (b)	467,650	465,312
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,577,213
Floating Rate Loans - continued
	Principal Amount	Value
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (b)	$ 1,155,000	$ 1,105,913
Telecommunications - 0.8%
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0279% 3/17/18 (b)	2,131,994	2,078,694
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (b)	1,099,475	1,098,101
		3,176,795
TOTAL FLOATING RATE LOANS (Cost $19,702,166)		20,055,780
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $390,339,943)	394,798,771
NET OTHER ASSETS (LIABILITIES) - 5.4%	22,521,168
NET ASSETS - 100%	$ 417,319,939
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,937,868 or 29.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $387,196,100. Net unrealized appreciation aggregated $7,602,671, of which $14,835,263 related to appreciated investment securities and $7,232,592 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

November 30, 2011

1.861968.103

HICII-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.6%
	Principal Amount	Value
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 313,863
4.5% 11/15/29 (d)	388,000	380,395
		694,258
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	340,000	355,725
TOTAL CONVERTIBLE BONDS		1,049,983
Nonconvertible Bonds - 81.4%
Aerospace - 0.9%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	956,813
BE Aerospace, Inc. 6.875% 10/1/20	625,000	664,063
Esterline Technologies Corp. 7% 8/1/20	620,000	654,100
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	770,000	746,900
7.125% 3/15/21 (e)	1,185,000	1,155,375
Sequa Corp.:
11.75% 12/1/15 (e)	1,280,000	1,353,600
13.5% 12/1/15 pay-in-kind (e)	225,506	240,728
		5,771,579
Air Transportation - 0.5%
Aguila 3 SA 7.875% 1/31/18 (e)	405,000	376,650
Air Canada 9.25% 8/1/15 (e)	2,845,000	2,617,400
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	17,917
		3,011,967
Automotive - 3.1%
ArvinMeritor, Inc. 10.625% 3/15/18	330,000	311,850
Dana Holding Corp.:
6.5% 2/15/19	330,000	320,100
6.75% 2/15/21	360,000	349,200
Delphi Corp.:
5.875% 5/15/19 (e)	1,745,000	1,745,000
6.125% 5/15/21 (e)	1,165,000	1,165,000
Exide Technologies 8.625% 2/1/18	480,000	384,000
Ford Motor Co.:
6.375% 2/1/29	280,000	275,162
6.625% 2/15/28	70,000	70,559
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.: - continued
6.625% 10/1/28	$ 85,000	$ 85,694
7.125% 11/15/25	15,000	15,450
Ford Motor Credit Co. LLC:
5.75% 2/1/21	500,000	513,750
5.875% 8/2/21	3,065,000	3,131,538
8% 12/15/16	1,050,000	1,180,265
8.125% 1/15/20	1,750,000	2,037,228
International Automotive Components Group SA 9.125% 6/1/18 (e)	1,140,000	1,071,600
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)(g)	260,000	260,962
Lear Corp.:
7.875% 3/15/18	215,000	228,975
8.125% 3/15/20	380,000	406,600
Navistar International Corp. 8.25% 11/1/21	1,679,000	1,725,173
Stoneridge, Inc. 9.5% 10/15/17 (e)	330,000	336,600
Tenneco, Inc.:
7.75% 8/15/18	235,000	240,875
8.125% 11/15/15	1,820,000	1,874,600
Tomkins LLC/Tomkins, Inc. 9.25% 10/1/18	369,000	391,140
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	1,488,000	1,495,440
TRW Automotive, Inc. 8.875% 12/1/17 (e)	260,000	274,300
		19,891,061
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
3.6492% 2/11/14 (h)	585,000	526,500
4.5% 2/11/14	585,000	549,900
6.25% 12/1/17	610,000	561,200
8% 3/15/20	610,000	601,613
Citigroup Capital XXI 8.3% 12/21/77 (h)	670,000	670,000
GMAC LLC:
6.625% 5/15/12	2,675,000	2,688,375
6.625% 5/15/12	790,000	793,950
6.75% 12/1/14	1,878,000	1,807,575
7.5% 12/31/13	835,000	843,350
		9,042,463
Broadcasting - 0.9%
Clear Channel Communications, Inc. 10.75% 8/1/16	515,000	324,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc.:
7% 1/15/14	$ 521,000	$ 511,883
7% 1/15/14 pay-in-kind	1,588,997	1,561,190
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	480,000	484,800
Univision Communications, Inc.:
6.875% 5/15/19 (e)	1,135,000	1,052,713
7.875% 11/1/20 (e)	500,000	477,500
8.5% 5/15/21 (e)	1,695,000	1,415,325
		5,827,861
Building Materials - 1.5%
Associated Materials LLC 9.125% 11/1/17	1,285,000	1,085,825
Building Materials Corp. of America 6.75% 5/1/21 (e)	1,070,000	1,064,650
Cemex SA de CV:
5.3686% 9/30/15 (e)(h)	1,630,000	1,083,950
9% 1/11/18 (e)	1,535,000	1,112,875
Headwaters, Inc. 7.625% 4/1/19	1,505,000	1,275,488
Interline Brands, Inc. 7% 11/15/18	345,000	355,350
Masco Corp.:
6.125% 10/3/16	210,000	212,677
7.125% 3/15/20	875,000	870,625
Masonite International Corp. 8.25% 4/15/21 (e)	260,000	244,400
Ply Gem Industries, Inc. 8.25% 2/15/18	2,735,000	2,365,775
		9,671,615
Cable TV - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,970,000	2,862,338
7% 1/15/19	3,460,000	3,477,300
7.375% 6/1/20 (g)	900,000	900,000
7.875% 4/30/18	455,000	471,494
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	2,760,000	2,815,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	1,897,951	2,187,389
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(h)	1,170,000	1,196,325
10.875% 9/15/14 (d)(e)	1,140,000	1,222,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC:
6.75% 11/15/21 (e)	$ 1,175,000	$ 1,172,063
8.625% 2/15/19	785,000	875,275
DISH DBS Corp. 6.75% 6/1/21	1,575,000	1,535,625
EchoStar Communications Corp. 7.125% 2/1/16	660,000	675,708
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	210,000	211,050
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (e)	420,000	434,700
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,216,325
		24,253,442
Capital Goods - 1.3%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,196,525
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	328,250
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,075,000
General Cable Corp.:
2.7471% 4/1/15 (h)	1,240,000	1,187,300
7.125% 4/1/17	1,805,000	1,791,463
SPX Corp. 7.625% 12/15/14	1,630,000	1,758,444
		8,336,982
Chemicals - 1.2%
Celanese US Holdings LLC:
5.875% 6/15/21	430,000	445,050
6.625% 10/15/18	660,000	696,300
Chemtura Corp. 7.875% 9/1/18	1,310,000	1,339,475
Georgia Gulf Corp. 9% 1/15/17 (e)	1,080,000	1,117,800
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	390,000	352,950
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	410,000	373,100
Lyondell Chemical Co. 8% 11/1/17	355,000	386,063
LyondellBasell Industries NV 6% 11/15/21 (e)	520,000	529,100
Nalco Co. 6.625% 1/15/19 (e)	875,000	975,625
NOVA Chemicals Corp. 8.625% 11/1/19	1,230,000	1,340,700
PolyOne Corp. 7.375% 9/15/20	275,000	270,875
		7,827,038
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 0.1%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	$ 335,000	$ 268,000
Elizabeth Arden, Inc. 7.375% 3/15/21	220,000	229,900
		497,900
Containers - 2.9%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)	350,000	355,250
Berry Plastics Corp. 5.1531% 2/15/15 (h)	4,380,000	4,292,400
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	650,000	651,625
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	454,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	2,115,000	2,014,538
7.125% 4/15/19 (e)	535,000	524,996
7.875% 8/15/19 (e)	1,940,000	1,949,700
8.25% 2/15/21 (e)	3,225,000	2,717,063
9% 4/15/19 (e)	1,050,000	937,125
9.875% 8/15/19 (e)	1,255,000	1,145,188
Sealed Air Corp.:
8.125% 9/15/19 (e)	1,405,000	1,475,250
8.375% 9/15/21 (e)	1,560,000	1,657,500
Solo Cup Co. 8.5% 2/15/14	400,000	360,000
		18,535,385
Diversified Financial Services - 7.4%
Aircastle Ltd. 9.75% 8/1/18	275,000	287,375
CIT Group, Inc.:
7% 5/1/15	716	712
7% 5/4/15 (e)	2,854,000	2,796,920
7% 5/1/16	529	522
7% 5/2/16 (e)	9,734,000	9,441,946
7% 5/1/17	341	335
7% 5/2/17 (e)	3,274,000	3,175,780
CNH Capital LLC 6.25% 11/1/16 (e)	705,000	712,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	5,095,000	5,196,900
International Lease Finance Corp.:
5.625% 9/20/13	910,000	878,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.75% 5/15/16	$ 835,000	$ 751,500
5.875% 5/1/13	705,000	687,375
6.25% 5/15/19	1,380,000	1,226,525
6.625% 11/15/13	1,450,000	1,417,375
7.125% 9/1/18 (e)	2,680,000	2,720,200
8.625% 9/15/15	5,780,000	5,736,650
8.75% 3/15/17	3,975,000	3,994,875
8.875% 9/1/17	2,640,000	2,666,400
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	1,915,000	1,206,450
SLM Corp.:
6.25% 1/25/16	735,000	701,925
8% 3/25/20	2,985,000	2,910,375
8.45% 6/15/18	965,000	961,613
		47,471,953
Diversified Media - 0.4%
Entravision Communication Corp. 8.75% 8/1/17	570,000	547,200
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	1,125,000	1,181,250
11.5% 5/1/16	1,068,000	1,217,520
		2,945,970
Electric Utilities - 6.0%
Atlantic Power Corp. 9% 11/15/18 (e)	1,960,000	1,940,400
Calpine Corp.:
7.5% 2/15/21 (e)	7,415,000	7,489,150
7.875% 7/31/20 (e)	4,870,000	5,016,100
7.875% 1/15/23 (e)	140,000	144,200
CMS Energy Corp. 8.75% 6/15/19	340,000	404,600
Energy Future Holdings Corp. 10% 1/15/20	365,000	368,650
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	1,625,000	1,673,750
11% 10/1/21 (e)	172,000	158,240
GenOn Energy, Inc.:
9.5% 10/15/18	2,155,000	2,119,874
9.875% 10/15/20	3,205,000	3,180,963
InterGen NV 9% 6/30/17 (e)	1,800,000	1,872,000
Mirant Americas Generation LLC:
8.5% 10/1/21	2,470,000	2,247,700
9.125% 5/1/31	1,684,000	1,498,760
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc.:
7.625% 5/15/19 (e)	$ 645,000	$ 611,138
7.875% 5/15/21 (e)	785,000	739,863
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	936,540
Puget Energy, Inc. 6% 9/1/21	960,000	958,493
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	1,901,050
The AES Corp.:
7.375% 7/1/21 (e)	1,245,000	1,297,913
8% 10/15/17	2,940,000	3,138,450
9.75% 4/15/16	660,000	745,800
TXU Corp. 6.5% 11/15/24	350,000	140,000
		38,583,634
Energy - 10.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	674,150
6.5% 5/20/21	605,000	586,850
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	1,390,000	1,383,050
ATP Oil & Gas Corp. 11.875% 5/1/15	4,395,000	2,900,700
Calfrac Holdings LP 7.5% 12/1/20 (e)	505,000	489,850
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)	285,000	279,300
Chesapeake Energy Corp.:
6.125% 2/15/21	1,565,000	1,565,000
9.5% 2/15/15	945,000	1,063,125
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	695,000	695,000
Comstock Resources, Inc. 7.75% 4/1/19	2,000,000	1,870,000
Continental Resources, Inc.:
7.125% 4/1/21	380,000	404,700
7.375% 10/1/20	550,000	588,500
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	1,300,000	1,274,000
Denbury Resources, Inc. 8.25% 2/15/20	743,000	806,155
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	1,995,000	2,089,763
Edgen Murray Corp. 12.25% 1/15/15	2,730,000	2,416,050
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	152,000	151,054
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	3,813,975
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	4,500,000	3,870,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	615,000	533,513
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp. 7.25% 6/15/19	$ 2,440,000	$ 2,415,600
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (e)	305,000	308,050
Frontier Oil Corp. 6.875% 11/15/18	530,000	530,000
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,788,900
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	3,350,000	3,216,000
7% 10/1/18	1,180,000	1,156,400
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)	1,325,000	1,238,875
7.75% 2/1/21	650,000	650,000
8.625% 4/15/20	1,490,000	1,557,050
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,565,000	1,584,563
McJunkin Red Man Corp. 9.5% 12/15/16	5,710,000	5,631,488
Offshore Group Investment Ltd. 11.5% 8/1/15	450,000	488,250
Oil States International, Inc. 6.5% 6/1/19	885,000	878,363
OPTI Canada, Inc.:
9% 12/15/12 (e)	175,000	178,290
9.75% 8/15/13 (e)	705,000	705,000
Parker Drilling Co. 9.125% 4/1/18	445,000	458,350
Petrohawk Energy Corp. 7.25% 8/15/18	1,730,000	1,937,600
Pioneer Drilling Co. 9.875% 3/15/18	535,000	551,050
Plains Exploration & Production Co.:
6.75% 2/1/22	1,865,000	1,897,638
7% 3/15/17	2,285,000	2,379,142
7.625% 4/1/20	960,000	1,022,400
10% 3/1/16	1,395,000	1,569,375
Precision Drilling Corp. 6.5% 12/15/21 (e)	155,000	155,000
Quicksilver Resources, Inc. 7.125% 4/1/16	200,000	193,500
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	890,000	921,150
SESI LLC 6.375% 5/1/19 (e)	1,115,000	1,103,850
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	474,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	440,000	440,000
7.875% 10/15/18	1,235,000	1,259,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
WPX Energy, Inc.:
5.25% 1/15/17 (e)	$ 725,000	$ 712,313
6% 1/15/22 (e)	1,350,000	1,339,875
		66,196,807
Environmental - 0.2%
Clean Harbors, Inc. 7.625% 8/15/16	423,000	446,265
Covanta Holding Corp. 7.25% 12/1/20	825,000	843,994
		1,290,259
Food & Drug Retail - 1.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	1,565,000	1,572,825
Rite Aid Corp.:
6.875% 8/15/13	295,000	278,038
7.5% 3/1/17	1,345,000	1,311,375
9.375% 12/15/15	765,000	690,413
9.5% 6/15/17	4,805,000	4,132,300
10.25% 10/15/19	335,000	360,125
10.375% 7/15/16	2,140,000	2,257,700
Tops Markets LLC 10.125% 10/15/15	375,000	386,250
		10,989,026
Food/Beverage/Tobacco - 0.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	1,460,000	1,445,400
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	3,040,000	3,207,200
Dean Foods Co. 7% 6/1/16	827,413	802,591
		5,455,191
Gaming - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,245,000
MGM Mirage, Inc. 7.625% 1/15/17	900,000	846,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	805,000	867,388
		2,958,388
Healthcare - 7.9%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	680,000	674,900
Alere, Inc. 9% 5/15/16	925,000	911,125
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	950,000	1,011,750
Carriage Services, Inc. 7.875% 1/15/15	705,000	705,000
Community Health Systems, Inc.:
8% 11/15/19 (e)	1,875,000	1,832,813
8.875% 7/15/15	2,186,000	2,238,027
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Emergency Medical Services Corp. 8.125% 6/1/19	$ 2,605,000	$ 2,559,413
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (e)	920,000	943,000
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	335,000	346,290
Giant Funding Corp. 8.25% 2/1/18 (e)	375,000	382,500
HCA, Inc.:
6.5% 2/15/20	2,455,000	2,448,863
7.25% 9/15/20	1,025,000	1,037,813
7.875% 2/15/20	2,290,000	2,415,950
8% 10/1/18	2,000,000	2,047,500
8.5% 4/15/19	1,420,000	1,505,200
Health Management Associates, Inc. 7.375% 1/15/20 (e)	485,000	487,425
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)	2,810,000	2,332,300
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,415,000	2,372,738
Kindred Healthcare, Inc. 8.25% 6/1/19	340,000	283,900
Mylan, Inc. 6% 11/15/18 (e)	3,515,000	3,523,788
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	2,335,000	2,282,463
7% 1/15/16	170,000	172,975
7.5% 2/15/20	1,430,000	1,487,200
Rotech Healthcare, Inc. 10.75% 10/15/15	500,000	480,000
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	471,663
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)	935,000	916,300
8.875% 7/1/19	1,335,000	1,448,475
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	1,020,000	994,500
6.75% 8/15/21 (e)	580,000	535,050
6.875% 12/1/18 (e)	3,535,000	3,428,950
7% 10/1/20 (e)	715,000	679,250
7.25% 7/15/22 (e)	1,100,000	1,025,750
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	1,280,000	1,180,800
8% 2/1/18	1,280,000	1,203,200
Vanguard Health Systems, Inc. 0% 2/1/16	19,000	12,113
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	4,816,531	4,912,862
		51,291,846
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.5%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	$ 710,000	$ 715,325
11.625% 6/15/17	1,620,000	1,850,850
KB Home:
5.875% 1/15/15	285,000	253,650
6.25% 6/15/15	750,000	667,500
9.1% 9/15/17	610,000	544,425
Realogy Corp.:
7.875% 2/15/19 (e)	650,000	555,750
11.5% 4/15/17	1,225,000	931,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	875,000	855,313
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,288,050
8.375% 1/15/21	1,935,000	1,847,925
		9,509,788
Hotels - 1.0%
FelCor Lodging LP 6.75% 6/1/19	2,595,000	2,413,350
Host Hotels & Resorts LP:
5.875% 6/15/19 (e)	1,400,000	1,410,500
6% 10/1/21 (e)	610,000	614,575
6.875% 11/1/14	1,650,000	1,674,750
9% 5/15/17	135,000	148,500
		6,261,675
Leisure - 0.8%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	928,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	903,125
NCL Corp. Ltd. 11.75% 11/15/16	765,000	875,925
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	1,590,000	1,860,300
yankee 7.25% 6/15/16	205,000	221,400
Vail Resorts, Inc. 6.5% 5/1/19 (e)	370,000	373,700
		5,162,450
Metals/Mining - 2.2%
Aleris International, Inc. 7.625% 2/15/18	485,000	463,806
Alpha Natural Resources, Inc.:
6% 6/1/19	1,325,000	1,252,125
6.25% 6/1/21	900,000	850,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	$ 230,000	$ 213,900
Arch Coal, Inc. 8.75% 8/1/16	665,000	724,850
Calcipar SA 6.875% 5/1/18 (e)	465,000	419,663
CONSOL Energy, Inc.:
8% 4/1/17	3,445,000	3,686,150
8.25% 4/1/20	1,675,000	1,809,000
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	1,970,000	1,920,750
8.25% 11/1/19 (e)	1,485,000	1,459,013
Novelis, Inc. 8.375% 12/15/17	132,000	136,620
Peabody Energy Corp.:
6% 11/15/18 (e)	940,000	932,950
7.375% 11/1/16	360,000	388,800
SunCoke Energy, Inc. 7.625% 8/1/19 (e)	215,000	212,850
		14,470,977
Paper - 1.1%
ABI Escrow Corp. 10.25% 10/15/18 (e)	69,000	74,865
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	540,000	567,000
Mercer International, Inc. 9.5% 12/1/17	495,000	497,475
NewPage Corp. 11.375% 12/31/14 (c)	5,306,000	3,700,935
Sappi Papier Holding AG 6.625% 4/15/21 (e)	415,000	361,050
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	382,000	392,505
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	1,580,000	1,406,200
		7,000,030
Publishing/Printing - 0.6%
American Reprographics Co. 10.5% 12/15/16	120,000	108,000
Cadmus Communications Corp. 8.375% 6/15/14	445,000	338,200
Cenveo Corp.:
7.875% 12/1/13	1,725,000	1,362,750
10.5% 8/15/16 (e)	1,565,000	1,322,425
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	720,000	516,600
		3,647,975
Restaurants - 0.8%
DineEquity, Inc. 9.5% 10/30/18	3,540,000	3,663,900
Landry's Restaurants, Inc.:
11.625% 12/1/15	235,000	244,988
11.625% 12/1/15 (e)	140,000	145,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	$ 485,000	$ 475,300
Roadhouse Financing, Inc. 10.75% 10/15/17	515,000	517,575
		5,047,713
Services - 1.9%
ARAMARK Corp. 3.9294% 2/1/15 (h)	2,470,000	2,327,975
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9572% 5/15/14 (h)	950,000	878,750
7.625% 5/15/14	533,000	534,333
7.75% 5/15/16	1,065,000	1,047,641
9.625% 3/15/18	1,920,000	1,920,000
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	4,615,000	4,661,150
The Geo Group, Inc.:
6.625% 2/15/21	235,000	232,650
7.75% 10/15/17	240,000	253,200
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	560,000	504,000
		12,359,699
Shipping - 1.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,925,000	2,924,125
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	3,075,000	2,275,500
8.875% 11/1/17	1,870,000	1,739,100
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	225,000	195,750
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,079,000
Teekay Corp. 8.5% 1/15/20	710,000	676,275
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	648,600
		10,538,350
Steel - 0.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	1,365,000	1,293,338
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	1,460,000	1,372,400
Steel Dynamics, Inc. 7.625% 3/15/20	280,000	285,600
		2,951,338
Super Retail - 2.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,436,000	3,332,920
Claire's Stores, Inc. 8.875% 3/15/19	465,000	339,450
J. Crew Group, Inc. 8.125% 3/1/19	2,590,000	2,379,563
Limited Brands, Inc.:
6.625% 4/1/21	1,675,000	1,733,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Limited Brands, Inc.: - continued
7% 5/1/20	$ 605,000	$ 641,300
Rent-A-Center, Inc. 6.625% 11/15/20	425,000	430,313
Sally Holdings LLC 6.875% 11/15/19 (e)	540,000	546,102
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,135,000	3,370,125
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	670,000	653,250
		13,426,648
Technology - 6.1%
Amkor Technology, Inc. 7.375% 5/1/18	590,000	587,050
Avaya, Inc.:
7% 4/1/19 (e)	7,445,000	6,626,050
9.75% 11/1/15	2,775,000	2,136,750
10.125% 11/1/15 pay-in-kind (h)	3,754,538	2,909,767
CDW Escrow Corp. 8.5% 4/1/19 (e)	2,135,000	2,017,575
CDW LLC/CDW Finance Corp.:
8% 12/15/18 (e)	935,000	953,700
12.535% 10/12/17	4,630,000	4,583,700
Ceridian Corp. 11.25% 11/15/15	285,000	217,313
CommScope, Inc. 8.25% 1/15/19 (e)	1,785,000	1,726,988
Eastman Kodak Co.:
9.75% 3/1/18 (e)	185,000	131,350
10.625% 3/15/19 (e)	185,000	133,200
First Data Corp.:
7.375% 6/15/19 (e)	1,600,000	1,440,000
8.25% 1/15/21 (e)	2,592,000	2,242,080
8.75% 1/15/22 pay-in-kind (e)(h)	1,285,000	1,079,400
10.55% 9/24/15 pay-in-kind (h)	327,398	297,932
12.625% 1/15/21 (e)	2,000,000	1,650,000
Freescale Semiconductor, Inc.:
8.05% 2/1/20	3,060,000	2,769,300
9.25% 4/15/18 (e)	1,545,000	1,606,800
10.125% 3/15/18 (e)	1,680,000	1,780,800
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	386,100
Lucent Technologies, Inc. 6.45% 3/15/29	890,000	640,800
NXP BV/NXP Funding LLC 10% 7/15/13 (e)	581,000	629,659
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,440,000	1,332,000
Serena Software, Inc. 10.375% 3/15/16	210,000	216,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Spansion LLC 7.875% 11/15/17 (e)	$ 585,000	$ 561,600
Viasystems, Inc. 12% 1/15/15 (e)	685,000	732,950
		39,389,427
Telecommunications - 8.0%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	2,400,000	1,998,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	1,365,000	1,153,425
Clearwire Escrow Corp. 12% 12/1/15 (e)	930,000	785,850
Cricket Communications, Inc.:
7.75% 10/15/20	5,385,000	4,227,225
10% 7/15/15	355,000	353,669
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(h)	281,000	276,083
Dycom Investments, Inc. 7.125% 1/15/21	535,000	537,006
Frontier Communications Corp.:
7.875% 4/15/15	640,000	633,600
8.25% 5/1/14	1,010,000	1,040,300
8.25% 4/15/17	1,390,000	1,351,775
8.5% 4/15/20	4,525,000	4,321,375
8.75% 4/15/22	1,335,000	1,248,225
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	1,710,000	1,667,250
7.5% 4/1/21 (e)	2,310,000	2,194,500
9.5% 6/15/16	105,000	108,549
Intelsat Luxembourg SA:
11.25% 2/4/17	380,000	347,700
11.5% 2/4/17 pay-in-kind (h)	5,361,391	4,905,673
MetroPCS Wireless, Inc. 6.625% 11/15/20	2,515,000	2,194,338
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	599,325
6.875% 10/31/13	380,000	370,500
7.375% 8/1/15	5,635,000	4,958,800
Qwest Communications International, Inc. 8% 10/1/15	1,570,000	1,675,975
Sprint Capital Corp. 6.9% 5/1/19	8,295,000	6,407,888
Sprint Nextel Corp. 9% 11/15/18 (e)	935,000	945,472
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	740,000	732,600
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)	250,000	222,500
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,660,000	1,448,350
11.75% 7/15/17 (e)	2,355,000	2,031,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	$ 2,129,880	$ 1,554,768
Windstream Corp.:
7% 3/15/19	745,000	722,650
8.125% 9/1/18	540,000	558,900
		51,573,459
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	3,150,000	3,071,250
Phillips-Van Heusen Corp. 7.375% 5/15/20	645,000	685,313
		3,756,563
TOTAL NONCONVERTIBLE BONDS		524,946,459
TOTAL CORPORATE BONDS (Cost $532,807,532)		525,996,442
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $109,929)	151,310	66,365
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	22,691	768,317
Building Materials - 0.1%
Nortek, Inc. (a)	40,061	881,342
Chemicals - 0.1%
Georgia Gulf Corp. (a)	21,800	418,778
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(i)	18,413	27,620
RDA Holding Co. warrants 2/19/14 (a)(i)	6,468	0
		27,620
Common Stocks - continued
	Shares	Value
Services - 0.0%
Penhall Acquisition Co.:
Class A	763	$ 61,040
Class B (a)	254	20,320
		81,360
TOTAL COMMON STOCKS (Cost $4,654,660)		2,177,417
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,966	2,298,620
Huntington Bancshares, Inc. 8.50%	3,170	3,322,160
		5,620,780
Electric Utilities - 0.1%
PPL Corp. 8.75%	6,900	378,638
TOTAL CONVERTIBLE PREFERRED STOCKS		5,999,418
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (e)	2,830	1,896,100
Diversified Financial Services - 0.4%
Citigroup Capital XIII 7.875%	28,064	720,403
GMAC Capital Trust I Series 2, 8.125%	103,471	1,965,949
		2,686,352
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,582,452
TOTAL PREFERRED STOCKS (Cost $11,513,856)		10,581,870
Floating Rate Loans - 11.0%
	Principal Amount
Aerospace - 0.2%
Sequa Corp. term loan 3.634% 12/3/14 (h)	$ 1,435,091	1,384,862
Air Transportation - 1.0%
US Airways Group, Inc. term loan 2.76% 3/23/14 (h)	7,275,242	6,256,708
Automotive - 0.4%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	209,539	207,444
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (h)	$ 1,625,327	$ 1,503,428
Tranche C, term loan 2.1875% 12/27/15 (h)	829,249	767,055
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.93% 4/30/14 (h)	280,000	270,200
		2,748,127
Broadcasting - 0.8%
Univision Communications, Inc. term loan 4.51% 3/31/17 (h)	4,981,398	4,408,537
VNU, Inc. Tranche C, term loan 3.4978% 5/1/16 (h)	641,977	624,323
		5,032,860
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	245,000	245,000
Tranche B 1LN, term loan 4.7635% 6/7/18 (h)	732,645	725,318
		970,318
Diversified Financial Services - 0.1%
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (h)	658,000	661,290
Electric Utilities - 0.7%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7478% 10/10/17 (h)	6,968,139	4,555,421
Energy - 0.4%
CCS, Inc. Tranche B, term loan 3.3686% 11/14/14 (h)	692,438	628,387
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	1,730,663	1,696,050
		2,324,437
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.0065% 6/4/14 (h)	1,256,263	1,177,747
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	706,450	702,918
Healthcare - 0.9%
Community Health Systems, Inc.:
term loan 3.9549% 1/25/17 (h)	392,673	377,948
Tranche B, term loan 2.754% 7/25/14 (h)	782,459	753,117
Tranche DD, term loan 2.51% 7/25/14 (h)	40,215	38,706
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	995,000	965,150
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc.:
Tranche B2, term loan 3.6186% 3/31/17 (h)	$ 504,058	$ 478,855
Tranche B3, term loan 3.6186% 5/1/18 (h)	1,493,935	1,413,710
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	323,375	311,669
VWR Funding, Inc. term loan 2.76% 6/29/14 (h)	1,388,759	1,319,321
		5,658,476
Publishing/Printing - 0.7%
Thomson Learning Tranche B, term loan 2.51% 7/5/14 (h)	5,557,640	4,682,312
Restaurants - 0.5%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.6197% 6/14/13 (h)	322,095	305,991
term loan 2.5802% 6/14/14 (h)	3,302,043	3,136,941
		3,442,932
Services - 0.2%
ServiceMaster Co.:
term loan 2.7673% 7/24/14 (h)	1,017,515	964,095
Tranche DD, term loan 2.76% 7/24/14 (h)	101,329	96,010
		1,060,105
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.6617% 10/31/13 (h)	664,820	646,538
Super Retail - 0.7%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	4,505,000	4,313,538
Technology - 2.5%
Avaya, Inc.:
term loan 3.2561% 10/27/14 (h)	2,119,326	1,965,675
Tranche B 3LN, term loan 5.0061% 10/26/17 (h)	4,257,103	3,767,536
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	4,750,000	4,370,000
First Data Corp.:
term loan 4.2572% 3/24/18 (h)	3,394,895	2,817,763
Tranche B2, term loan 3.0072% 9/24/14 (h)	29,340	25,893
Freescale Semiconductor, Inc. term loan 4.4958% 12/1/16 (h)	2,198,298	2,077,392
SunGard Data Systems, Inc. term loan 1.9991% 2/28/14 (h)	1,206,231	1,188,137
		16,212,396
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 1.4%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	$ 8,085,000	$ 6,387,150
Intelsat Jackson Holdings SA:
term loan 3.3911% 2/1/14 (h)	1,250,000	1,178,125
Tranche B, term loan 5.25% 4/2/18 (h)	1,741,100	1,719,337
		9,284,612
TOTAL FLOATING RATE LOANS (Cost $73,181,038)		71,115,597
Preferred Securities - 0.3%

Banks & Thrifts - 0.3%
Bank of America Corp. 8.13% (f)(h)	1,440,000	1,243,221
Wells Fargo & Co. 7.98% (f)(h)	650,000	699,830
TOTAL PREFERRED SECURITIES (Cost $2,000,755)		1,943,051
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $22,752,827)	22,752,827	22,752,827
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $647,020,597)		634,633,569
NET OTHER ASSETS (LIABILITIES) - 1.6%		10,130,041
NET ASSETS - 100%		$ 644,763,610
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,813,872 or 29.6% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,620 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
HMH Holdings, Inc.	3/9/10	$ 128,896
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,024
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,620	$ -	$ 27,620	$ -
Financials	10,971,549	9,075,449	1,896,100	-
Industrials	962,702	881,342	-	81,360
Materials	418,778	418,778	-	-
Utilities	378,638	-	378,638	-
Corporate Bonds	525,996,442	-	525,978,525	17,917
Commercial Mortgage Securities	66,365	-	-	66,365
Floating Rate Loans	71,115,597	-	71,115,597	-
Preferred Securities	1,943,051	-	1,943,051	-
Money Market Funds	22,752,827	22,752,827	-	-
Total Investments in Securities:	$ 634,633,569	$ 33,128,396	$ 601,339,531	$ 165,642
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 167,202
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,244
Cost of Purchases	-
Proceeds of Sales	(5,191)
Amortization/Accretion	(613)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 165,642
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ 4,244

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $638,031,129. Net unrealized depreciation aggregated $3,397,560, of which $29,693,458 related to appreciated investment securities and $33,091,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012